Deferred share units (DSUs)	12 Months Ended
Dec. 31, 2018
Deferred Share Units Dsus Schedule Of Deferred Share Units
Deferred share units ("DSUs")
9	Deferred share units (“DSUs”)

The maximum number of common shares which the Corporation is entitled to issue from Treasury in connection with the redemption of DSUs granted under the DSU Plan is 468,750 common shares. The number of DSUs disclosed below reflect the retrospective application of the share consolidation completed May 2, 2018 (see note 22).

DSU activity for the year ended December 31, 2018 and the year ended December 31, 2017 are as follows:

	December 31,	December 31,
	2018	2017
	Number	Number

Opening balance	186,330	101,563
Granted	97,072	84,767
Redeemed	(59,798)	–

Closing balance	223,604	186,330

At December 31, 2018, there were 223,604 (December 31, 2017 - 186,330) DSUs outstanding related to this Plan and the total carrying amount of the liability was $1,436 (2017 - $1,371). The compensation expense for the year ended December 31, 2018 was $508 (2017 - $325) with the amortization of the cost over the vesting period. Vested DSUs cannot be redeemed until the holder is no longer a member of the Board.

The redemption value of a DSU equals the market value of an IMV Inc. common share at the time of redemption. On an ongoing basis, the Corporation values the DSU obligation at the current market value of a corresponding number of IMV Inc. common shares and records any increase or decrease in the DSU obligation as an expense on the consolidated statements of loss and comprehensive loss.